Future Abandonment Cost (Tables)	6 Months Ended
Jun. 30, 2013
Future Abandonment Costs

We account for future abandonment costs that relate to wells that are drilled jointly based on our working interest in those wells.

$ in Thousands	June 30, 2013
Beginning Balance at December 31, 2012	$24,822
Future Abandonment Obligation Incurred	570
Future Abandonment Obligation Settled	(470)
Future Abandonment Obligation Revision of Estimated Obligation	160
Future Abandonment Obligation Accretion Expense	1,090

Total Future Abandonment Cost	$26,172